PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Composition:

	As of December 31	As of December 31
	2021	2020

Cost:
Computers and peripheral equipment	$436	$384
Office furniture and equipment	$134	$75
Leasehold improvements	$273	$46

Total cost	$843	$505
Less: accumulated depreciation	(509)	(398)
Property and equipment, net	334	107